FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Yield curves (Details)	Dec. 31, 2023
1 month
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Dollar coupon	2.54%
1 month | Brazil, Brazil Real
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield curves	11.65%
1 month | US Dollars
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield curves	5.35%
6 months
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Dollar coupon	5.55%
6 months | Brazil, Brazil Real
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield curves	10.79%
6 months | US Dollars
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield curves	5.15%
1 year
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Dollar coupon	5.58%
1 year | Brazil, Brazil Real
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield curves	9.99%
1 year | US Dollars
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield curves	4.77%
2 year
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Dollar coupon	5.18%
2 year | Brazil, Brazil Real
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield curves	9.55%
2 year | US Dollars
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield curves	4.16%
3 year
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Dollar coupon	4.99%
3 year | Brazil, Brazil Real
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield curves	9.66%
3 year | US Dollars
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield curves	3.89%
5 year
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Dollar coupon	5.00%
5 year | Brazil, Brazil Real
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield curves	10.04%
5 year | US Dollars
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield curves	3.76%
10 year
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Dollar coupon	5.74%
10 year | Brazil, Brazil Real
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield curves	10.33%
10 year | US Dollars
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield curves	4.02%